Acquisition of Nova E-Commerce, Ltd. (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Business Combinations [Abstract]
Schedule of Business Acquisition of Assets and Liabilities

The carrying values of the assets and liabilities of Nova at the August 29, 2017 date of acquisition consisted of:

Cash	$-
Office equipment, net	13,628
Website development costs	92,035
Total assets	105,663

Accounts payable and accrued liabilities	24,651
Due to related party	135,865
Total liabilities	160,516

Excess of liabilities over assets	$54,853

The carrying values of the assets and liabilities of Nova at the August 29, 2017 date of acquisition consisted of:

Cash	$-
Office equipment, net	13,628
Website development costs	92,035
Total assets	105,663

Accounts payable and accrued liabilities	24,651
Due to related party	135,865
Total liabilities	160,516

Excess of liabilities over assets	$54,853

Schedule of Business Acquisition, Pro Forma Information

	Three Months Ended February 28, 2017	Six Months Ended February 28, 2017
	(Unaudited)	(Unaudited)

Revenue	$-	$-

Operating expenses:
Employee compensation (including stock - based compensation of $48,333 and $48,333, respectively)	202,223	250,275
Consulting fees (including stock - based compensation of $231,667 and $231,667, respectively)	231,667	256,667
Professional fees	8,147	39,516
Marketing	7,751	138,209
Occupancy	38,708	81,072
Other	10,410	31,227
Total operating expenses	498,906	796,966
Loss from Operations	(498,906)	(796,966)
Other Income (expenses):
Gain on settlement of accounts payable and accrued liabilities	47,003	47,003
Gain on settlement of bank overdraft	-	572
Net Loss	$(451,903)	$(749,391)
Net Loss per share of Class A, Class B, and Class C common stock - basic and diluted	$(0.01)	$(0.02)
Weighted average number of Class A, Class B, and Class C Common Shares outstanding - basic and diluted	55,217,046	49,250,195

	Year Ended August 31,
	2017	2016
	(Unaudited)

Revenue	$-	$-

Operating expenses:
Employee Compensation (including stock-based compensation of $193,333 and $0, respectively)	563,725	65,551
Consulting fees (including stock based compensation of $1,173,334 and $0, respectively)	1,198,334	-
Professional fees	98,677	-
Occupancy	85,188	57,508
Other	254,255	193,608
Total operating expenses	2,200,179	316,667
Loss from Operations	(2,200,179)	(316,667)
Other Income (expenses):
Gain on settlement of liabilities	47,575	-
Interest expense - related party	(10,409)	-
Other income (expenses) - net	37,166	-
Net Loss	$(2,163,013)	$(316,667)
Net Loss per share of Class A, Class B, and Class C common stock - basic and diluted	$(0.02)	$(0.05)
Weighted average number of Class A, Class B, and Class C Common Shares outstanding - basic and diluted	101,712,936	6,860,882